Organization and Description of Business Activities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2012 preferred holders Predecessor	Dec. 31, 2012 Members of management Predecessor	Dec. 31, 2012 Holdco Predecessor	Dec. 31, 2012 PGHI Predecessor	Jul. 31, 2011 Merger Sub	Jul. 31, 2011 Merger Sub Predecessor
Organization and description of business activities
Number of common interests into which each outstanding equity interest of aquiree was converted							1	1
Voting interests (as a percent)			28.80%	3.00%	68.20%	0.00%
Economic interests (as a percent)			20.50%	6.00%	48.40%	25.10%
Subservicing fees from affiliates	$ 1,832	$ 1,309